Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 1,891,755	$ 1,618,491	$ 1,540,698
Revenue for reportable segment	2,132,353	1,870,972	1,808,966
Depreciation and amortization	205,351	170,610	169,165
Operating income	386,247	357,652	322,456
Total assets	3,686,568	2,023,838
North America Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	986,200	945,800	930,700
International Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	403,600	410,100	390,900
Merchant Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	534,700	515,100	487,400
NetSpend
Segment Reporting Information [Line Items]
Revenue for reportable segment	207,900
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	137,612	141,789	142,584
Operating income	574,252	475,203	431,821
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	860,645	826,750	809,069
Revenue for reportable segment	1,000,072	965,393	954,550
Depreciation and amortization	74,479	74,673	77,446
Operating income	314,577	289,493	254,552
Total assets	3,240,298	1,744,877
Operating Segments | International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	389,532	396,149	380,129
Revenue for reportable segment	409,597	413,467	394,831
Depreciation and amortization	47,978	55,033	49,722
Operating income	45,911	29,427	43,574
Total assets	417,379	445,642
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	446,277	409,698	373,159
Revenue for reportable segment	533,049	512,580	487,997
Depreciation and amortization	12,034	12,083	15,416
Operating income	154,047	156,283	133,695
Total assets	676,592	703,725
Operating Segments | NetSpend
Segment Reporting Information [Line Items]
Revenues before reimbursable items	207,851
Revenue for reportable segment	207,851
Depreciation and amortization	3,121
Operating income	59,717
Total assets	1,596,150
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	12,550	14,106	21,659
Revenue for reportable segment	18,216	20,468	28,412
Total assets	2,243,851	870,406
Segment Reconciling Items | Acquisition Related Intangible Assets
Segment Reporting Information [Line Items]
Depreciation and amortization	65,893	26,264	23,583
Operating income	(65,893)	(26,264)	(23,583)
Corporate, Non-Segment | NetSpend
Segment Reporting Information [Line Items]
Operating income	(14,220)
Corporate, Non-Segment | Corporate Administration
Segment Reporting Information [Line Items]
Depreciation and amortization	1,846	2,557	2,998
Operating income	$ (107,892)	$ (91,287)	$ (85,782)